EARNINGS PER SHARE - Summary of Basic and Diluted Net Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator: Basic EPS
Net loss	$ (28,896)	$ (10,973)	$ (9,942)	$ (251)	$ 3,819	$ (1,494)	$ (49,812)	$ 2,074
Less: Undistributed earnings attributable to participating securities	0			0			0	(581)
Net loss attributable to common stockholders-basic	$ (28,896)			$ (251)			$ (49,812)	$ 1,493
Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	49,921,209			39,621,946			43,092,760	39,621,946
Net loss per share attributable to common stock-basic	$ (0.58)			$ (0.01)			$ (1.16)	$ 0.04
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted	$ (28,896)			$ (251)			$ (49,812)	$ 1,493
Denominator: Diluted EPS
Weighted average shares of common stock outstanding diluted	49,921,209			39,621,946			43,092,760	39,621,946
Dilutive potential shares of common stock:
Options to purchase shares of common stock	0			0			0	728,284
Warrants to purchase shares of common stock	0			0			0	546,049
Weighted average shares of common stock outstanding-diluted	49,921,209			39,621,946			43,092,760	40,896,279
Net income (loss) per common share – diluted	$ (0.58)			$ (0.01)			$ (1.16)	$ 0.04
Nogin Inc [Member]
Numerator: Basic EPS
Net loss									$ (65)	$ (1,140)	$ 0
Less: Undistributed earnings attributable to participating securities									0	0	0
Net loss attributable to common stockholders-basic									$ (65)	$ (1,140)	$ 0
Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic									39,621,946	39,621,946	39,621,946
Net loss per share attributable to common stock-basic									$ 0	$ (0.03)	$ 0
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted									$ (65)	$ (1,140)	$ 0
Denominator: Diluted EPS
Weighted average shares of common stock outstanding diluted									39,621,946	39,621,946	39,621,946
Dilutive potential shares of common stock:
Options to purchase shares of common stock									0	0	0
Warrants to purchase shares of common stock									0	0	0
Weighted average shares of common stock outstanding-diluted									39,621,946	39,621,946	39,621,946
Net income (loss) per common share – diluted									$ 0	$ (0.03)	$ 0